Dividends Declared and Paid.	12 Months Ended
Dec. 31, 2024
Dividends Declared and Paid [Abstract]
Dividends declared and paid.

Note 37. Dividends declared and paid.

Almacenes Éxito S.A.’s General Meeting of Shareholders held on March 21, 2024, declared a dividend of $65,529, equivalent to an annual dividend of $50.49 Colombian pesos per share. During the year ended at December 31, 2024 the amount paid was $65,502.

Dividends declared and paid to the owners of non-controlling interests in subsidiaries during the year ended December 31, 2024 are as follows:

	Dividends declared	Dividends paid
Patrimonio Autónomo Viva Malls	121,977	144,979
Grupo Disco Uruguay S.A.	22,506	22,246
Patrimonio Autónomo Viva Villavicencio	11,739	11,817
Patrimonio Autónomo Centro Comercial	6,327	6,636
Éxito Viajes y Turismo S.A.S.	4,075	4,075
Patrimonio Autónomo Centro Comercial Viva Barranquilla	3,092	3,066
Patrimonio Autónomo Viva Laureles	3,003	2,980
Patrimonio Autónomo Viva Sincelejo	1,388	1,578
Éxito Industrias S.A.S.	1,136	1,136
Patrimonio Autónomo San Pedro Etapa I	818	413
Patrimonio Autónomo Viva Palmas	811	949
Total	176,872	199,875

Almacenes Éxito S.A.’s General Meeting of Shareholders held on March 23, 2023, declared a dividend of $217,392, equivalent to an annual dividend of $167.50 Colombian pesos per share. During the year ended at December 31, 2023 the amount paid was $217,293.

Dividends declared and paid to the owners of non-controlling interests in subsidiaries during the year ended December 31, 2023 are as follows:

	Dividends declared	Dividends paid
Patrimonio Autónomo Viva Malls	104,623	81,621
Grupo Disco Uruguay S.A.	27,544	31,108
Patrimonio Autónomo Viva Villavicencio	10,131	9,334
Patrimonio Autónomo Centro Comercial	4,906	4,827
Patrimonio Autónomo Centro Comercial Viva Barranquilla	2,830	2,684
Patrimonio Autónomo Viva Laureles	2,687	2,611
Éxito Viajes y Turismo S.A.S.	2,517	2,517
Patrimonio Autónomo San Pedro Etapa I	1,796	1,837
Patrimonio Autónomo Viva Sincelejo	1,476	2,081
Patrimonio Autónomo Viva Palmas	768	1,115
Total	159,278	139,735